REX FANG & Innovation Equity Premium Income ETF

Schedule of Investments

April 30, 2024 (unaudited)

		Shares	Value
	COMMON STOCK
15.60%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A (A)	55,095	$8,968,364
	Meta Platforms, Inc. (A)	20,932	9,004,318
	Netflix, Inc.(A) (B)	20,795	11,450,559
			29,423,241

12.70%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A) (B)	50,411	8,821,925
	Tesla, Inc.(A) (B)	82,547	15,129,214
			23,951,139

35.81%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A) (B)	78,750	12,472,425
	Apple, Inc. (A)	52,120	8,877,600
	Broadcom, Inc. (A)	9,637	12,530,702
	Intel Corp. (A)	293,934	8,956,169
	Micron Technology, Inc. (A)	105,840	11,955,686
	Nvidia Corp. (A)	14,733	12,729,607
			67,522,189

18.99%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Adobe, Inc.(A) (B)	19,329	8,946,041
	Microsoft Corp. (A)	22,905	8,917,604
	Palo Alto Networks, Inc.(A) (B)	30,763	8,948,649
	Salesforce, Inc. (A)	33,469	9,001,153
			35,813,447

83.11%	TOTAL COMMON STOCK		156,710,016
	(Cost: $154,114,375)

83.11%	TOTAL INVESTMENTS		156,710,016
	(Cost: $154,114,375)
16.89%	Other assets, net of liabilities		31,848,768
100.00%	NET ASSETS		$188,558,784

(A):	All or a portion of the security is held as collateral for options written.
(B):	Non-income producing.

REX FANG & Innovation Equity Premium Income ETF

Schedule of Investments

April 30, 2024 (unaudited)

			Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(1.53%	)	SCHEDULE OF OPTIONS WRITTEN

(1.53%	)	CALL
		Apple, Inc.	485	$8,261,005	180	05/17/2024	$(79,055)
		Apple, Inc.	36	613,188	185	05/17/2024	(3,024)
		Adobe, Inc.	193	8,932,619	510	05/17/2024	(17,563)
		Advanced Micro Devices	33	522,654	160	05/17/2024	(26,235)
		Advanced Micro Devices	27	427,626	165	05/17/2024	(16,065)
		Advanced Micro Devices	14	221,732	170	05/17/2024	(6,230)
		Advanced Micro Devices	704	11,149,952	175	05/17/2024	(218,240)
		Advanced Micro Devices	9	142,542	180	05/17/2024	(1,980)
		Amazon.com, Inc.	493	8,627,500	195	05/17/2024	(117,827)
		Amazon.com, Inc.	11	192,500	200	05/17/2024	(1,661)
		Broadcom, Inc.	4	520,108	1310	05/17/2024	(17,480)
		Broadcom, Inc.	2	260,054	1340	05/17/2024	(5,600)
		Broadcom, Inc.	1	130,027	1350	05/17/2024	(2,520)
		Broadcom, Inc.	3	390,081	1400	05/17/2024	(3,870)
		Broadcom, Inc.	2	260,054	1420	05/17/2024	(2,046)
		Broadcom, Inc.	83	10,792,241	1430	05/17/2024	(62,250)
		Broadcom, Inc.	1	130,027	1470	05/17/2024	(455)
		Salesforce, Inc.	319	8,579,186	300	05/17/2024	(14,993)
		Salesforce, Inc.	15	403,410	310	05/17/2024	(300)
		Alphabet, Inc.	533	8,676,174	165	05/17/2024	(183,352)
		Alphabet, Inc.	17	276,726	170	05/17/2024	(2,992)
		Intel Corp.	2,833	8,632,151	39	05/17/2024	(8,499)
		Intel Corp.	105	319,935	40	05/17/2024	(210)
		Meta Platforms, Inc.	203	8,732,451	540	05/17/2024	(5,075)
		Meta Platforms, Inc.	6	258,102	550	05/17/2024	(102)
		Microsoft Corp.	224	8,720,992	440	05/17/2024	(4,928)
		Microsoft Corp.	5	194,665	450	05/17/2024	(65)
		Micron Technology, Inc.	81	914,976	120	05/17/2024	(14,985)
		Micron Technology, Inc.	958	10,821,568	130	05/17/2024	(40,236)
		Micron Technology, Inc.	19	214,624	135	05/17/2024	(399)
		Netflix, Inc.	9	495,576	600	05/17/2024	(1,818)
		Netflix, Inc.	4	220,256	620	05/17/2024	(380)
		Netflix, Inc.	6	330,384	640	05/17/2024	(222)
		Netflix, Inc.	5	275,320	650	05/17/2024	(110)
		Netflix, Inc.	183	10,076,712	660	05/17/2024	(3,294)
		Nvidia Corp.	6	518,412	850	05/17/2024	(26,844)
		Nvidia Corp.	3	259,206	880	05/17/2024	(9,150)

REX FANG & Innovation Equity Premium Income ETF

Schedule of Investments

April 30, 2024 (unaudited)

			Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
		SCHEDULE OF OPTIONS WRITTEN Continued
		Nvidia Corp.	2	$172,804	900	05/17/2024	$(4,600)
		Nvidia Corp.	4	345,608	920	05/17/2024	(7,040)
		Nvidia Corp.	2	172,804	930	05/17/2024	(2,960)
		Nvidia Corp.	128	11,059,456	940	05/17/2024	(166,400)
		Nvidia Corp.	2	172,804	960	05/17/2024	(1,910)
		Palo Alto Networks, Inc.	255	7,417,695	290	05/17/2024	(317,475)
		Palo Alto Networks, Inc.	42	1,221,738	300	05/17/2024	(30,954)
		Palo Alto Networks, Inc.	10	290,890	310	05/17/2024	(5,000)
		Tesla, Inc.	35	641,480	150	05/17/2024	(123,900)
		Tesla, Inc.	17	311,576	155	05/17/2024	(51,612)
		Tesla, Inc.	11	201,608	160	05/17/2024	(28,820)
		Tesla, Inc.	718	13,159,504	170	05/17/2024	(1,206,240)
		Tesla, Inc.	16	293,248	175	05/17/2024	(21,264)
		Tesla, Inc.	17	311,576	180	05/17/2024	(17,170)
		Tesla, Inc.	11	201,608	185	05/17/2024	(8,140)
							(2,893,540)

(1.53%	)	TOTAL OPTIONS WRITTEN					$(2,893,540)
		(Premiums Received: ($3,612,469)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of April 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$156,710,016			$156,710,016
TOTAL INVESTMENTS	$156,710,016			$156,710,016
TOTAL OPTIONS WRITTEN	$(2,893,540)			$(2,893,540)

The cost of investments for Federal income tax purposes has been estimated a/o April 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $150,501,907, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,409,276
Gross unrealized depreciation	(12,094,707)
Net unrealized appreciation	$3,314,569